Reversal of Impairment Loss On Investments Accounted For Using The Equity Method - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [member] | Target Companies [member] | Automobile business [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Reversal of impairment losses	¥ 0	¥ 56,849